Property, plant and equipment - Disclosure of Detailed Information About Property, Plant and Equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	$ 138,587
Property, plant and equipment	162,725	$ 138,587
Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	227,873	182,177
Additions	67,214	42,043
Divestments and disposals	(1,523)
Reclassifications	42,504	0
Reclassified to Assets held for sale	(64,383)
Effect of foreign currency exchange rate differences	(16,220)	3,653
Property, plant and equipment	255,465	227,873
Cash-settled additions	30,881	17,341
Amounts payable, related party transactions	1,388	7,360
Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(89,286)	(52,383)
Divestments and disposals	494
Reclassifications	0
Reclassified to Assets held for sale	11,008
Effect of foreign currency exchange rate differences	6,409	(727)
Depreciation expense	(21,365)	(36,176)
Property, plant and equipment	(92,740)	(89,286)
Buildings and land
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	47,518
Property, plant and equipment	3,060	47,518
Buildings and land | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	52,230	48,820
Additions	2,789	2,106
Divestments and disposals	(604)
Reclassifications	(1,976)	0
Reclassified to Assets held for sale	(44,342)
Effect of foreign currency exchange rate differences	(4,027)	1,304
Property, plant and equipment	4,070	52,230
Buildings and land | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(4,712)	(2,376)
Divestments and disposals	47
Reclassifications	195
Reclassified to Assets held for sale	5,623
Effect of foreign currency exchange rate differences	938	(70)
Depreciation expense	(3,101)	(2,266)
Property, plant and equipment	(1,010)	(4,712)
Machinery and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	63,403
Property, plant and equipment	75,771	63,403
Machinery and equipment | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	147,977	131,479
Additions	6,254	6,315
Divestments and disposals	(919)
Reclassifications	44,447	7,977
Reclassified to Assets held for sale	(20,041)
Effect of foreign currency exchange rate differences	(10,217)	2,206
Property, plant and equipment	167,501	147,977
Machinery and equipment | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	(84,574)	(50,007)
Divestments and disposals	447
Reclassifications	(195)
Reclassified to Assets held for sale	5,385
Effect of foreign currency exchange rate differences	5,471	(657)
Depreciation expense	(18,264)	(33,910)
Property, plant and equipment	(91,730)	(84,574)
Machinery under development
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	27,666
Property, plant and equipment	83,894	27,666
Machinery under development | Acquisition cost
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	27,666	1,878
Additions	58,171	33,622
Divestments and disposals	0
Reclassifications	33	(7,977)
Reclassified to Assets held for sale	0
Effect of foreign currency exchange rate differences	(1,976)	143
Property, plant and equipment	83,894	27,666
Machinery under development | Depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Property, plant and equipment	0	0
Divestments and disposals	0
Reclassifications	0
Reclassified to Assets held for sale	0
Effect of foreign currency exchange rate differences	0	0
Depreciation expense	0	0
Property, plant and equipment	$ 0	$ 0